Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of

EquiTrust Life Annuity Account and

EquiTrust Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise EquiTrust Life Annuity Account (the Accounts) as of December 31, 2025, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2025, and the results of their operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on the Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Forvis Mazars LLP

We have served as the Accounts’ auditor since 2024.

West Des Moines, Iowa

April 30, 2026

Appendix

Subaccounts comprising EquiTrust Life Annuity Account

Subaccounts
Product A	Product B
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	CVT S&P MidCap 400 Index Portfolio - Class F
BNY Mellon VIF Appreciation Portfolio - Initial Shares	Columbia VP Small Cap Value Fund - Class 2
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	Federated Hermes Quality Bond Fund II - Primary Shares
BNY Mellon VIF Small Cap Portfolio - Initial Shares	Fidelity® VIP Contrafund® Portfolio - Service Class 2
CVT NASDAQ-100 Index Portfolio	Fidelity® VIP Growth Portfolio - Service Class 2
CVT Russell 2000® Small Cap Index Portfolio	Fidelity® VIP High Income Portfolio - Service Class 2
CVT S&P MidCap 400 Index Portfolio	Fidelity® VIP Mid Cap Portfolio - Service Class 2
Federated Hermes Government Money Fund II - Service Shares	Fidelity® VIP Real Estate Portfolio - Service Class 2
Federated Hermes Managed Volatility Fund II - Primary Shares	Franklin Mutual Shares VIP Fund - Class 2
Federated Hermes Quality Bond Fund II - Primary Shares	Franklin U.S. Government Securities VIP Fund - Class 2
Fidelity® VIP Contrafund® Portfolio - Initial Class	Templeton Global Bond VIP Fund - Class 2
Fidelity® VIP Growth & Income Portfolio - Initial Class	T. Rowe Price Equity Income Portfolio
Fidelity® VIP Growth Portfolio - Initial Class	T. Rowe Price International Stock Portfolio
Fidelity® VIP High Income Portfolio - Service Class 2
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Mid Cap Portfolio - Service Class 2
Fidelity® VIP Overseas Portfolio - Initial Class
Franklin Global Real Estate VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2
Franklin Small Cap Value VIP Fund - Class 2
Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin U.S. Government Securities VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2
LVIP American Century Capital Appreciation Fund – Standard II
LVIP American Century Inflation Protection Fund – Standard II
LVIP American Century Ultra Fund – Standard II
LVIP American Century Value Fund – Standard II
LVIP JPMorgan Mid Cap Value Fund - Standard
LVIP JPMorgan Small Cap Core Fund - Standard
T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Moderate Allocation Portfolio
T. Rowe Price International Stock Portfolio

EquiTrust Life Annuity Account

Statements of Assets and Liabilities

December 31, 2025

		Net assets		Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Total net assets	Cost	Shares owned	Accumulation units outstanding
Product A
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$5,632	$5,632	$5,632	$4,253	98.61	115.41
BNY Mellon VIF Appreciation Portfolio - Initial Shares	652,143	652,143	652,143	681,363	19,368.65	12,429.23
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	316,715	316,715	316,715	254,442	7,961.67	4,723.31
BNY Mellon VIF Small Cap Portfolio - Initial Shares	490,203	490,203	490,203	436,070	10,212.57	13,610.42
CVT NASDAQ-100 Index Portfolio	258,810	258,810	258,810	144,637	1,307.25	2,027.09
CVT Russell 2000® Small Cap Index Portfolio	191,673	191,673	191,673	165,835	2,115.13	3,865.55
CVT S&P MidCap 400 Index Portfolio	77,815	77,815	77,815	71,109	610.65	1,142.24
Federated Hermes Government Money Fund II - Service Shares	188,773	188,773	188,773	188,773	188,772.88	19,437.72
Federated Hermes Managed Volatility Fund II - Primary Shares	684,059	684,059	684,059	648,780	65,774.86	32,442.18
Federated Hermes Quality Bond Fund II - Primary Shares	831,259	831,259	831,259	836,084	78,568.88	66,897.33
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,865,133	1,865,133	1,865,133	1,418,442	31,142.65	18,963.36
Fidelity® VIP Growth & Income Portfolio - Initial Class	244,382	244,382	244,382	197,308	7,327.79	3,934.74
Fidelity® VIP Growth Portfolio - Initial Class	477,493	477,493	477,493	463,583	4,886.34	5,584.47
Fidelity® VIP High Income Portfolio - Service Class 2	298,200	298,200	298,200	309,646	64,685.37	9,904.28
Fidelity® VIP Index 500 Portfolio - Initial Class	437,999	437,999	437,999	223,981	663.50	6,134.99
Fidelity® VIP Mid Cap Portfolio - Service Class 2	533,564	533,564	533,564	535,758	15,170.99	7,053.86
Fidelity® VIP Overseas Portfolio - Initial Class	171,446	171,446	171,446	149,525	6,229.88	5,313.19
Franklin Global Real Estate VIP Fund - Class 2	118,761	118,761	118,761	114,026	9,093.47	6,189.14
Franklin Mutual Shares VIP Fund - Class 2	174,556	174,556	174,556	163,499	10,842.00	5,357.53
Franklin Small Cap Value VIP Fund - Class 2	287,298	287,298	287,298	264,050	20,713.63	4,803.76
Franklin Small-Mid Cap Growth VIP Fund - Class 2	307,998	307,998	307,998	299,402	21,523.28	7,049.70
Franklin U.S. Government Securities VIP Fund - Class 2	373,680	373,680	373,680	404,158	35,588.62	27,916.71
Templeton Growth VIP Fund - Class 2	65,987	65,987	65,987	48,954	4,663.42	2,445.51
LVIP American Century Capital Appreciation Fund – Standard II	182,942	182,942	182,942	172,371	12,067.41	3,290.10
LVIP American Century Inflation Protection Fund – Standard II	44,311	44,311	44,311	48,760	4,908.74	3,132.58
LVIP American Century Ultra Fund – Standard II	146,945	146,945	146,945	104,710	4,665.52	1,783.13
LVIP American Century Value Fund – Standard II	148,046	148,046	148,046	125,592	11,459.52	4,900.58
LVIP JPMorgan Mid Cap Value Fund - Standard	315,077	315,077	315,077	342,436	34,961.89	4,753.49
LVIP JPMorgan Small Cap Core Fund - Standard	198,553	198,553	198,553	186,212	9,047.32	4,143.55
T. Rowe Price All-Cap Opportunities Portfolio	220,433	220,433	220,433	198,700	5,558.07	2,358.64
T. Rowe Price Equity Income Portfolio	857,224	857,224	857,224	812,472	29,651.48	15,984.78
T. Rowe Price Mid-Cap Growth Portfolio	291,302	291,302	291,302	319,926	11,118.40	2,969.62

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Annuity Account

Statements of Assets and Liabilities (continued)

December 31, 2025

		Net assets		Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Total net assets	Cost	Shares owned	Accumulation units outstanding
T. Rowe Price Moderate Allocation Portfolio	$562,728	$562,728	$562,728	$524,602	25,088.17	12,778.24
T. Rowe Price International Stock Portfolio	351,428	351,428	351,428	328,693	22,102.40	15,117.90
Product B
CVT S&P MidCap 400 Index Portfolio - Class F	$45,963	$45,963	$45,963	$41,318	363.20	2,379.54
Columbia VP Small Cap Value Fund - Class 2	28,673	28,673	28,673	26,540	2,304.93	453.97
Federated Hermes Quality Bond Fund II - Primary Shares	71,594	71,594	71,594	72,449	6,766.90	5,441.56
Fidelity® VIP Contrafund® Portfolio - Service Class 2	74,164	74,164	74,164	63,772	1,304.33	1,170.73
Fidelity® VIP Growth Portfolio - Service Class 2	67,467	67,467	67,467	66,489	726.39	1,459.49
Fidelity® VIP High Income Portfolio - Service Class 2	31,551	31,551	31,551	32,413	6,844.07	1,940.41
Fidelity® VIP Mid Cap Portfolio - Service Class 2	27,889	27,889	27,889	28,420	792.99	712.07
Fidelity® VIP Real Estate Portfolio - Service Class 2	18,614	18,614	18,614	18,112	1,068.54	771.06
Franklin Mutual Shares VIP Fund - Class 2	74,285	74,285	74,285	69,581	4,613.99	1,874.81
Franklin U.S. Government Securities VIP Fund - Class 2	68,762	68,762	68,762	73,815	6,548.78	5,826.67
Templeton Global Bond VIP Fund - Class 2	24,085	24,085	24,085	23,711	1,828.76	1,890.10
T. Rowe Price Equity Income Portfolio	5,364	5,364	5,364	4,917	185.53	142.16
T. Rowe Price International Stock Portfolio	70,811	70,811	70,811	66,858	4,453.51	2,972.16

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Annuity Account

Statements of Operations

Year Ended December 31, 2025

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations
Product A
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$15	$(252)	$(237)	$6,982	$2,118	$9,100	$(6,402)	$2,461
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2,408	(9,076)	(6,668)	(652)	99,657	99,005	(37,619)	54,718
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,419	(4,345)	(2,926)	19,136	26,837	45,973	(1,022)	42,025
BNY Mellon VIF Small Cap Portfolio - Initial Shares	4,150	(7,392)	(3,242)	(20,419)	-	(20,419)	63,886	40,225
CVT NASDAQ-100 Index Portfolio	666	(3,291)	(2,625)	6,114	3,906	10,020	34,914	42,309
CVT Russell 2000® Small Cap Index Portfolio	2,811	(2,448)	363	1,061	9,145	10,206	8,080	18,649
CVT S&P MidCap 400 Index Portfolio	818	(1,029)	(211)	335	4,923	5,258	(955)	4,092
Federated Hermes Government Money Fund II - Service Shares	6,956	(2,636)	4,320	-	-	-	-	4,320
Federated Hermes Managed Volatility Fund II - Primary Shares	20,829	(9,645)	11,184	(1,533)	12,707	11,174	12,674	35,032
Federated Hermes Quality Bond Fund II - Primary Shares	29,696	(12,039)	17,657	(7,597)	-	(7,597)	37,344	47,404
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,453	(24,172)	(21,719)	66,756	281,133	347,889	(8,380)	317,790
Fidelity® VIP Growth & Income Portfolio - Initial Class	3,540	(3,190)	350	8,239	21,491	29,730	10,846	40,926
Fidelity® VIP Growth Portfolio - Initial Class	1,315	(6,321)	(5,006)	10,389	58,598	68,987	(7,309)	56,672
Fidelity® VIP High Income Portfolio - Service Class 2	20,339	(4,371)	15,968	(5,483)	-	(5,483)	16,104	26,589
Fidelity® VIP Index 500 Portfolio - Initial Class	4,698	(5,632)	(934)	24,065	2,098	26,163	36,178	61,407
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,257	(7,085)	(5,828)	8,239	60,948	69,187	(14,173)	49,186
Fidelity® VIP Overseas Portfolio - Initial Class	2,769	(2,718)	51	28,378	15,651	44,029	(6,080)	38,000
Franklin Global Real Estate VIP Fund - Class 2	1,677	(1,641)	36	(2,138)	-	(2,138)	9,561	7,459
Franklin Mutual Shares VIP Fund - Class 2	3,577	(2,568)	1,009	(2,315)	17,625	15,310	1,147	17,466
Franklin Small Cap Value VIP Fund - Class 2	3,017	(3,833)	(816)	602	23,527	24,129	(6,117)	17,196
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(4,508)	(4,508)	(5,005)	17,796	12,791	(4,034)	4,249
Franklin U.S. Government Securities VIP Fund - Class 2	13,057	(5,463)	7,594	(7,688)	-	(7,688)	20,117	20,023
Templeton Growth VIP Fund - Class 2	525	(879)	(354)	2,796	4,505	7,301	5,672	12,619
LVIP American Century Capital Appreciation Fund – Standard II	-	(2,691)	(2,691)	4,778	29,909	34,687	(21,117)	10,879
LVIP American Century Inflation Protection Fund – Standard II	3,471	(607)	2,864	(76)	-	(76)	(620)	2,168
LVIP American Century Ultra Fund – Standard II	-	(1,906)	(1,906)	2,769	11,732	14,501	2,342	14,937
LVIP American Century Value Fund – Standard II	2,406	(2,126)	280	4,670	11,387	16,057	4,512	20,849
LVIP JPMorgan Mid Cap Value Fund - Standard	3,574	(4,769)	(1,195)	(9,882)	34,112	24,230	(11,643)	11,392
LVIP JPMorgan Small Cap Core Fund - Standard	1,221	(2,624)	(1,403)	806	15,597	16,403	1,881	16,881
T. Rowe Price All-Cap Opportunities Portfolio	-	(3,132)	(3,132)	17,535	24,165	41,700	(7,320)	31,248

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2025

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations
T. Rowe Price Equity Income Portfolio	$13,681	$(11,609)	$2,072	$5,715	$81,427	$87,142	$11,956	$101,170
T. Rowe Price Mid-Cap Growth Portfolio	-	(4,095)	(4,095)	5,617	36,788	42,405	(32,697)	5,613
T. Rowe Price Moderate Allocation Portfolio	12,563	(7,760)	4,803	6,099	24,015	30,114	32,718	67,635
T. Rowe Price International Stock Portfolio	6,566	(4,981)	1,585	5,142	28,837	33,979	19,446	55,010

Product B
CVT S&P MidCap 400 Index Portfolio - Class F	$486	$(503)	$(17)	$4,914	$2,929	$7,843	$(5,827)	$1,999
Columbia VP Small Cap Value Fund - Class 2	252	(294)	(42)	(488)	4,335	3,847	(1,012)	2,793
Federated Hermes Quality Bond Fund II - Primary Shares	2,993	(769)	2,224	(1,293)	-	(1,293)	3,433	4,364
Fidelity® VIP Contrafund® Portfolio - Service Class 2	-	(745)	(745)	11,146	12,132	23,278	(9,484)	13,049
Fidelity® VIP Growth Portfolio - Service Class 2	32	(689)	(657)	2,802	8,832	11,634	(2,836)	8,141
Fidelity® VIP High Income Portfolio - Service Class 2	2,063	(337)	1,726	(1,318)	-	(1,318)	2,357	2,765
Fidelity® VIP Mid Cap Portfolio - Service Class 2	65	(285)	(220)	1,641	3,467	5,108	(2,408)	2,480
Fidelity® VIP Real Estate Portfolio - Service Class 2	359	(216)	143	172	8	180	(105)	218
Franklin Mutual Shares VIP Fund - Class 2	1,448	(815)	633	3,449	7,135	10,584	(4,074)	7,143
Franklin U.S. Government Securities VIP Fund - Class 2	2,210	(742)	1,468	(3,509)	-	(3,509)	5,863	3,822
Templeton Global Bond VIP Fund - Class 2	-	(269)	(269)	(1,989)	-	(1,989)	6,169	3,911
T. Rowe Price Equity Income Portfolio	83	(50)	33	-	509	509	85	627
T. Rowe Price International Stock Portfolio	1,323	(777)	546	4,690	5,811	10,501	2,239	13,286

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2025

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2024	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2025
Product A
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$25,866	$(237)	$9,100	$(6,402)	$2,461	$-	$(22,644)	$(22)	$(29)	$(22,695)	$(20,234)	$5,632
BNY Mellon VIF Appreciation Portfolio - Initial Shares	658,168	(6,668)	99,005	(37,619)	54,718	8,722	(68,856)	(498)	(111)	(60,743)	(6,025)	652,143
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	334,617	(2,926)	45,973	(1,022)	42,025	1,200	(58,873)	(213)	(2,041)	(59,927)	(17,902)	316,715
BNY Mellon VIF Small Cap Portfolio - Initial Shares	625,766	(3,242)	(20,419)	63,886	40,225	2,681	(180,251)	(979)	2,761	(175,788)	(135,563)	490,203
CVT NASDAQ-100 Index Portfolio	219,950	(2,625)	10,020	34,914	42,309	5,000	(6,819)	(66)	(1,564)	(3,449)	38,860	258,810
CVT Russell 2000® Small Cap Index Portfolio	176,378	363	10,206	8,080	18,649	242	(3,690)	(1,532)	1,626	(3,354)	15,295	191,673
CVT S&P MidCap 400 Index Portfolio	74,207	(211)	5,258	(955)	4,092	187	(817)	(71)	217	(484)	3,608	77,815
Federated Hermes Government Money Fund II - Service Shares	194,546	4,320	-	-	4,320	2,181	(16,905)	(152)	4,783	(10,093)	(5,773)	188,773
Federated Hermes Managed Volatility Fund II - Primary Shares	731,830	11,184	11,174	12,674	35,032	8,650	(92,283)	(363)	1,193	(82,803)	(47,771)	684,059
Federated Hermes Quality Bond Fund II - Primary Shares	878,450	17,657	(7,597)	37,344	47,404	9,891	(114,738)	(614)	10,866	(94,595)	(47,191)	831,259
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,679,823	(21,719)	347,889	(8,380)	317,790	3,988	(120,763)	(451)	(15,254)	(132,480)	185,310	1,865,133
Fidelity® VIP Growth & Income Portfolio - Initial Class	223,610	350	29,730	10,846	40,926	129	(18,726)	(87)	(1,470)	(20,154)	20,772	244,382
Fidelity® VIP Growth Portfolio - Initial Class	459,239	(5,006)	68,987	(7,309)	56,672	1,955	(38,825)	(168)	(1,380)	(38,418)	18,254	477,493
Fidelity® VIP High Income Portfolio - Service Class 2	313,459	15,968	(5,483)	16,104	26,589	490	(41,509)	(223)	(606)	(41,848)	(15,259)	298,200
Fidelity® VIP Index 500 Portfolio - Initial Class	403,031	(934)	26,163	36,178	61,407	2,530	(20,046)	(2,111)	(6,812)	(26,439)	34,968	437,999

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2025

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2024	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2025
Fidelity® VIP Mid Cap Portfolio - Service Class 2	$523,153	$(5,828)	$69,187	$(14,173)	$49,186	$2,562	$(38,262)	$(2,899)	$(176)	$(38,775)	$10,411	$533,564
Fidelity® VIP Overseas Portfolio - Initial Class	210,852	51	44,029	(6,080)	38,000	180	(75,638)	(68)	(1,880)	(77,406)	(39,406)	171,446
Franklin Global Real Estate VIP Fund - Class 2	110,037	36	(2,138)	9,561	7,459	2,628	(5,153)	(84)	3,874	1,265	8,724	118,761
Franklin Mutual Shares VIP Fund - Class 2	194,253	1,009	15,310	1,147	17,466	121	(36,555)	(94)	(635)	(37,163)	(19,697)	174,556
Franklin Small Cap Value VIP Fund - Class 2	280,874	(816)	24,129	(6,117)	17,196	615	(12,619)	(197)	1,429	(10,772)	6,424	287,298
Franklin Small-Mid Cap Growth VIP Fund - Class 2	342,787	(4,508)	12,791	(4,034)	4,249	3,688	(39,818)	(99)	(2,809)	(39,038)	(34,789)	307,998
Franklin U.S. Government Securities VIP Fund - Class 2	387,124	7,594	(7,688)	20,117	20,023	4,547	(44,427)	(216)	6,629	(33,467)	(13,444)	373,680
Templeton Growth VIP Fund - Class 2	62,936	(354)	7,301	5,672	12,619	-	(9,050)	(22)	(496)	(9,568)	3,051	65,987
LVIP American Century Capital Appreciation Fund – Standard II	201,880	(2,691)	34,687	(21,117)	10,879	2,680	(31,269)	(83)	(1,145)	(29,817)	(18,938)	182,942
LVIP American Century Inflation Protection Fund – Standard II	42,288	2,864	(76)	(620)	2,168	-	(139)	(6)	-	(145)	2,023	44,311
LVIP American Century Ultra Fund – Standard II	138,047	(1,906)	14,501	2,342	14,937	120	(5,688)	(107)	(364)	(6,039)	8,898	146,945
LVIP American Century Value Fund – Standard II	154,349	280	16,057	4,512	20,849	108	(27,183)	(77)	-	(27,152)	(6,303)	148,046
LVIP JPMorgan Mid Cap Value Fund - Standard	373,213	(1,195)	24,230	(11,643)	11,392	2,044	(71,553)	(237)	218	(69,528)	(58,136)	315,077
LVIP JPMorgan Small Cap Core Fund - Standard	190,079	(1,403)	16,403	1,881	16,881	99	(8,756)	(49)	299	(8,407)	8,474	198,553
T. Rowe Price All-Cap Opportunities Portfolio	234,872	(3,132)	41,700	(7,320)	31,248	-	(45,131)	(154)	(402)	(45,687)	(14,439)	220,433
T. Rowe Price Equity Income Portfolio	824,467	2,072	87,142	11,956	101,170	5,163	(72,468)	(1,668)	560	(68,413)	32,757	857,224

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2025

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2024	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2025
T. Rowe Price Mid-Cap Growth Portfolio	$310,120	$(4,095)	$42,405	$(32,697)	$5,613	$3,250	$(26,908)	$(2,465)	$1,692	$(24,431)	$(18,818)	$291,302
T. Rowe Price Moderate Allocation Portfolio	547,846	4,803	30,114	32,718	67,635	6,226	(57,860)	(2,005)	886	(52,753)	14,882	562,728
T. Rowe Price International Stock Portfolio	338,748	1,585	33,979	19,446	55,010	5,614	(47,599)	(179)	(166)	(42,330)	12,680	351,428

Product B
CVT S&P MidCap 400 Index Portfolio - Class F	$61,941	$(17)	$7,843	$(5,827)	$1,999	$639	$(19,384)	$(325)	$1,093	$(17,977)	$(15,978)	$45,963
Columbia VP Small Cap Value Fund - Class 2	35,855	(42)	3,847	(1,012)	2,793	321	(10,652)	(189)	545	(9,975)	(7,182)	28,673
Federated Hermes Quality Bond Fund II - Primary Shares	86,608	2,224	(1,293)	3,433	4,364	1,968	(18,958)	(429)	(1,959)	(19,378)	(15,014)	71,594
Fidelity® VIP Contrafund® Portfolio - Service Class 2	82,973	(745)	23,278	(9,484)	13,049	744	(22,395)	(473)	266	(21,858)	(8,809)	74,164
Fidelity® VIP Growth Portfolio - Service Class 2	78,368	(657)	11,634	(2,836)	8,141	741	(20,276)	(429)	922	(19,042)	(10,901)	67,467
Fidelity® VIP High Income Portfolio - Service Class 2	38,920	1,726	(1,318)	2,357	2,765	627	(9,800)	(205)	(756)	(10,134)	(7,369)	31,551
Fidelity® VIP Mid Cap Portfolio - Service Class 2	33,325	(220)	5,108	(2,408)	2,480	420	(8,808)	(169)	641	(7,916)	(5,436)	27,889
Fidelity® VIP Real Estate Portfolio - Service Class 2	26,084	143	180	(105)	218	318	(7,994)	(135)	123	(7,688)	(7,470)	18,614
Franklin Mutual Shares VIP Fund - Class 2	97,572	633	10,584	(4,074)	7,143	1,065	(31,060)	(533)	98	(30,430)	(23,287)	74,285
Franklin U.S. Government Securities VIP Fund - Class 2	84,029	1,468	(3,509)	5,863	3,822	1,968	(18,647)	(415)	(1,995)	(19,089)	(15,267)	68,762
Templeton Global Bond VIP Fund - Class 2	29,971	(269)	(1,989)	6,169	3,911	627	(9,926)	(166)	(332)	(9,797)	(5,886)	24,085
T. Rowe Price Equity Income Portfolio	4,757	33	509	85	627	-	-	(20)	-	(20)	607	5,364

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2025

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2024	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2025
T. Rowe Price International Stock Portfolio	$86,697	$546	$10,501	$2,239	$13,286	$1,062	$(31,096)	$(492)	$1,354	$(29,172)	$(15,886)	$70,811

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2024

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2023	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2024
Product A
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$32,255	$(334)	$5,032	$2,313	$7,011	$-	$(11,120)	$(36)	$(2,244)	$(13,400)	$(6,389)	$25,866
BNY Mellon VIF Appreciation Portfolio - Initial Shares	602,410	(6,263)	44,312	29,373	67,422	13,708	(68,492)	(531)	43,651	(11,664)	55,758	658,168
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	295,839	(2,775)	20,069	43,303	60,597	694	(18,318)	(240)	(3,955)	(21,819)	38,778	334,617
BNY Mellon VIF Small Cap Portfolio - Initial Shares	634,544	(4,469)	(15,012)	39,312	19,831	8,680	(68,400)	(219)	31,330	(28,609)	(8,778)	625,766
CVT NASDAQ-100 Index Portfolio	211,098	(2,313)	34,774	12,886	45,347	-	(31,258)	(80)	(5,157)	(36,495)	8,852	219,950
CVT Russell 2000® Small Cap Index Portfolio	162,426	(247)	3,907	12,091	15,751	242	(968)	207	(1,280)	(1,799)	13,952	176,378
CVT S&P MidCap 400 Index Portfolio	98,854	(213)	9,911	2,170	11,868	156	(37,305)	(77)	711	(36,515)	(24,647)	74,207
Federated Hermes Government Money Fund II - Service Shares	206,459	6,172	-	-	6,172	833	(27,730)	(175)	8,987	(18,085)	(11,913)	194,546
Federated Hermes Managed Volatility Fund II - Primary Shares	713,013	6,451	(18,910)	105,899	93,440	12,276	(91,126)	(388)	4,615	(74,623)	18,817	731,830
Federated Hermes Quality Bond Fund II - Primary Shares	995,655	15,848	(16,184)	24,995	24,659	15,804	(185,018)	(654)	28,004	(141,864)	(117,205)	878,450
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,453,353	(20,411)	327,867	141,054	448,510	14,065	(243,398)	(470)	7,763	(222,040)	226,470	1,679,823
Fidelity® VIP Growth & Income Portfolio - Initial Class	145,794	369	24,145	10,284	34,798	120	(25,318)	(100)	68,316	43,018	77,816	223,610
Fidelity® VIP Growth Portfolio - Initial Class	599,085	(8,760)	235,023	(66,507)	159,756	1,387	(287,506)	(174)	(13,309)	(299,602)	(139,846)	459,239
Fidelity® VIP High Income Portfolio - Service Class 2	365,700	14,593	(10,715)	19,377	23,255	501	(66,423)	(246)	(9,328)	(75,496)	(52,241)	313,459
Fidelity® VIP Index 500 Portfolio - Initial Class	355,937	(727)	61,596	21,877	82,746	4,765	(82,494)	27	42,050	(35,652)	47,094	403,031

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2024

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2023	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2024
Fidelity® VIP Mid Cap Portfolio - Service Class 2	$551,217	$(6,204)	$94,308	$(4,352)	$83,752	$4,568	$(116,185)	$228	$(427)	$(111,816)	$(28,064)	$523,153
Fidelity® VIP Overseas Portfolio - Initial Class	260,789	128	36,286	(22,325)	14,089	180	(67,919)	(75)	3,788	(64,026)	(49,937)	210,852
Franklin Global Real Estate VIP Fund - Class 2	137,144	656	(8,731)	7,337	(738)	140	(27,994)	(93)	1,578	(26,369)	(27,107)	110,037
Franklin Mutual Shares VIP Fund - Class 2	211,509	1,019	(5,456)	23,257	18,820	151	(36,497)	(109)	379	(36,076)	(17,256)	194,253
Franklin Small Cap Value VIP Fund - Class 2	292,433	(1,401)	(2,452)	31,309	27,456	253	(42,959)	(215)	3,906	(39,015)	(11,559)	280,874
Franklin Small-Mid Cap Growth VIP Fund - Class 2	424,055	(5,248)	(30,854)	67,918	31,816	1,504	(111,351)	(118)	(3,119)	(113,084)	(81,268)	342,787
Franklin U.S. Government Securities VIP Fund - Class 2	431,890	6,836	(12,895)	5,641	(418)	904	(55,928)	(238)	10,914	(44,348)	(44,766)	387,124
Templeton Growth VIP Fund - Class 2	91,233	(221)	(1,778)	5,993	3,994	-	(31,600)	(22)	(669)	(32,291)	(28,297)	62,936
LVIP American Century Capital Appreciation Fund – Standard II	199,223	(2,885)	19,859	27,087	44,061	180	(39,930)	(86)	(1,568)	(41,404)	2,657	201,880
LVIP American Century Inflation Protection Fund – Standard II	42,262	1,084	(83)	(832)	169	-	(137)	(6)	-	(143)	26	42,288
LVIP American Century Ultra Fund – Standard II	151,920	(2,182)	29,263	9,505	36,586	120	(48,828)	(107)	(1,644)	(50,459)	(13,873)	138,047
LVIP American Century Value Fund – Standard II	167,052	2,338	13,441	(3,325)	12,454	148	(25,225)	(80)	-	(25,157)	(12,703)	154,349
LVIP JPMorgan Mid Cap Value Fund - Standard	408,144	(1,011)	59,617	(10,382)	48,224	1,495	(84,988)	(236)	574	(83,155)	(34,931)	373,213
LVIP JPMorgan Small Cap Core Fund - Standard	208,962	(1,453)	1,020	21,796	21,363	37	(40,387)	(53)	157	(40,246)	(18,883)	190,079
T. Rowe Price All-Cap Opportunities Portfolio	242,840	(3,427)	47,602	10,178	54,353	-	(56,120)	(174)	(6,027)	(62,321)	(7,968)	234,872
T. Rowe Price Equity Income Portfolio	828,516	3,667	63,716	17,178	84,561	5,499	(90,094)	(143)	(3,872)	(88,610)	(4,049)	824,467

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2024

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2023	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2024
T. Rowe Price Mid-Cap Growth Portfolio	$283,572	$(4,337)	$33,204	$(7,084)	$21,783	$7,580	$(33,693)	$226	$30,652	$4,765	$26,548	$310,120
T. Rowe Price Moderate Allocation Portfolio	598,571	4,986	34,428	10,456	49,870	10,703	(133,102)	(188)	21,992	(100,595)	(50,725)	547,846
T. Rowe Price International Stock Portfolio	436,911	(2,522)	20,218	(4,708)	12,988	2,347	(115,384)	(184)	2,070	(111,151)	(98,163)	338,748

Product B
CVT S&P MidCap 400 Index Portfolio - Class F	$67,963	$167	$5,164	$3,181	$8,512	$1,477	$(14,123)	$(530)	$(1,358)	$(14,534)	$(6,022)	$61,941
Columbia VP Small Cap Value Fund - Class 2	40,350	(185)	3,640	(244)	3,211	790	(7,856)	(301)	(339)	(7,706)	(4,495)	35,855
Federated Hermes Quality Bond Fund II - Primary Shares	94,083	1,853	(1,407)	2,388	2,834	2,771	(16,440)	(645)	4,005	(10,309)	(7,475)	86,608
Fidelity® VIP Contrafund® Portfolio - Service Class 2	78,472	(895)	21,707	4,418	25,230	1,671	(16,232)	(654)	(5,514)	(20,729)	4,501	82,973
Fidelity® VIP Growth Portfolio - Service Class 2	74,925	(870)	27,517	(5,028)	21,619	1,568	(14,663)	(606)	(4,475)	(18,176)	3,443	78,368
Fidelity® VIP High Income Portfolio - Service Class 2	41,945	2,429	(1,631)	2,473	3,271	1,065	(8,232)	(309)	1,180	(6,296)	(3,025)	38,920
Fidelity® VIP Mid Cap Portfolio - Service Class 2	34,528	(250)	6,779	(896)	5,633	779	(6,280)	(258)	(1,077)	(6,836)	(1,203)	33,325
Fidelity® VIP Real Estate Portfolio - Service Class 2	30,643	935	276	596	1,807	687	(6,264)	(224)	(565)	(6,366)	(4,559)	26,084
Franklin Mutual Shares VIP Fund - Class 2	108,769	1,214	(1,171)	11,352	11,395	2,461	(23,693)	(862)	(498)	(22,592)	(11,197)	97,572
Franklin U.S. Government Securities VIP Fund - Class 2	93,320	2,041	(3,282)	1,639	398	2,771	(16,343)	(635)	4,518	(9,689)	(9,291)	84,029
Templeton Global Bond VIP Fund - Class 2	39,234	(393)	(4,024)	(595)	(5,012)	1,065	(7,928)	(277)	2,889	(4,251)	(9,263)	29,971
T. Rowe Price Equity Income Portfolio	4,318	39	311	108	458	-	-	(19)	-	(19)	439	4,757

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2024

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2023	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2024
T. Rowe Price International Stock Portfolio	$103,751	$(43)	$647	$1,947	$2,551	$2,358	$(22,412)	$(784)	$1,233	$(19,605)	$(17,054)	$86,697

See accompanying notes.

EquiTrust Life Annuity Account

Notes to Financial Statements

December 31, 2025

1. Organization and Significant Accounting Policies

Organization

EquiTrust Life Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by EquiTrust Life Insurance Company (the Company). The Account is a funding vehicle for individual flexible premium deferred variable annuity contracts (Product A) and variable annuity contracts (Product B) issued by the Company. The Company discontinued sales of all new variable annuity contracts but continues to receive premiums from sales that occurred prior to this change.

The assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible contract owners, the Account invests in the following fifty investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund	Product
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares	A
BNY Mellon Variable Investment Fund
BNY Mellon VIF Appreciation Portfolio - Initial Shares	A
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	A
BNY Mellon VIF Small Cap Portfolio - Initial Shares (4)	A
Calvert Variable Trust, Inc.
CVT EAFE International Index Portfolio - Class F (2)	B
CVT NASDAQ-100 Index Portfolio (2)	A & B
CVT Russell 2000® Small Cap Index Portfolio	A
CVT Russell 2000® Small Cap Index Portfolio - Class F (2)	B
CVT S&P MidCap 400 Index Portfolio	A
CVT S&P MidCap 400 Index Portfolio - Class F	B
Columbia Variable Products, Inc.
Columbia VP Overseas Core Fund - Class 1 (2)	B
Columbia VP Select Mid Cap Value Fund - Class 1 (2)	B
Columbia VP Small Cap Value Fund - Class 2	B
Columbia VP Small Company Growth Fund - Class 2 (2)	B
Deutsche DWS Variable Series I
DWS Global Small Cap VIP - Class A (2)	B
Deutsche DWS Variable Series II
DWS International Opportunities VIP - Class A (2) (3)	B

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

Subaccount / Fund	Product
Federated Hermes Insurance Series
Federated Hermes Government Money Fund II – Service Shares (2)	A & B
Federated Hermes Managed Volatility Fund II - Primary Shares (2)	A & B
Federated Hermes Quality Bond Fund II - Primary Shares	A & B
Fidelity® Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio - Initial Class	A
Fidelity® VIP Contrafund® Portfolio - Service Class 2	B
Fidelity® VIP Growth & Income Portfolio - Initial Class	A
Fidelity® VIP Growth Portfolio - Initial Class	A
Fidelity® VIP Growth Portfolio - Service Class 2	B
Fidelity® VIP High Income Portfolio - Service Class 2	A & B
Fidelity® VIP Index 500 Portfolio - Initial Class	A
Fidelity® VIP Index 500 Portfolio - Service Class 2 (2)	B
Fidelity® VIP Mid Cap Portfolio - Service Class 2	A & B
Fidelity® VIP Overseas Portfolio - Initial Class	A
Fidelity® VIP Real Estate Portfolio - Service Class 2	B
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate VIP Fund - Class 2	A
Franklin Mutual Shares VIP Fund - Class 2	A & B
Franklin Small Cap Value VIP Fund - Class 2 (2)	A & B
Franklin Small-Mid Cap Growth VIP Fund - Class 2	A
Franklin U.S. Government Securities VIP Fund - Class 2	A & B
Templeton Global Bond VIP Fund - Class 2	B
Templeton Growth VIP Fund - Class 2	A
Lincoln Variable Insurance Products Trust
LVIP American Century Capital Appreciation Fund – Standard II	A
LVIP American Century Inflation Protection Bond Fund – Standard II	A
LVIP American Century Mid Cap Value Fund – Standard II (1)	A
LVIP American Century Ultra Fund – Standard II	A
LVIP American Century Value Fund – Standard II	A
LVIP JPMorgan Mid Cap Value Fund – Standard	A
LVIP JPMorgan Small Cap Core Fund – Standard	A
LVIP JPMorgan Small Cap Core Fund – Service (2)	B
T. Rowe Price Equity Series, Inc.
T. Rowe Price All-Cap Opportunities Portfolio (2)	A & B
T. Rowe Price Equity Income Portfolio	A & B
T. Rowe Price Mid-Cap Growth Portfolio	A
T. Rowe Price Moderate Allocation Portfolio (2)	A & B
T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	A & B

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

(1)	Product A subaccount was inactive during 2025 and 2024; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets have not been presented herein.

(2)	Product B subaccount was inactive during 2025 and 2024; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets have not been presented herein.

(3)	Effective May 1, 2025, Deutsche DWS Variable Series II changed the name of DWS International Growth VIP fund to DWS International Opportunities VIP.

(4)	Effective December 31, 2025, BNY Mellon Variable Investment Fund changed the name of BNY Mellon VIF Opportunistic Small Cap Portfolio fund to BNY Mellon VIF Small Cap Portfolio.

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

At December 31, 2025, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1 in accordance with accounting principles generally accepted in the United States of America. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the mortality table indicated in the original contract with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.40% on Product A, and 1.00% on Product B of the average daily net asset value of the Account.

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

Administrative Charge: Prior to the annuity payment period, the Company will deduct an administrative charge of $45 annually on Product A or $4 monthly on Product B to reimburse it for administrative expenses related to the contract. Product B is also assessed an asset-based administrative charge of 0.02% monthly of the variable accumulated value. A portion of this charge may be deducted from funds held in the fixed interest subaccount.

Transfer Charge: A transfer charge of $25 for Product A or $10 for Product B may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2025:

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Product A:
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$2,195	$23,009

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	112,070	79,824
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	30,641	66,657
BNY Mellon VIF Small Cap Portfolio - Initial Shares	10,403	189,433

Calvert Variable Trust, Inc.:
CVT NASDAQ-100 Index Portfolio	9,563	11,731
CVT Russell 2000® Small Cap Index Portfolio	15,900	9,746
CVT S&P MidCap 400 Index Portfolio	6,113	1,885

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	13,814	19,587
Federated Hermes Managed Volatility Fund II - Primary Shares	43,642	102,554
Federated Hermes Quality Bond Fund II - Primary Shares	48,241	125,179

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	287,647	160,713
Fidelity® VIP Growth & Income Portfolio - Initial Class	26,545	24,858
Fidelity® VIP Growth Portfolio - Initial Class	63,061	47,887
Fidelity® VIP High Income Portfolio - Service Class 2	20,674	46,554
Fidelity® VIP Index 500 Portfolio - Initial Class	11,698	36,973
Fidelity® VIP Mid Cap Portfolio - Service Class 2	65,696	49,351
Fidelity® VIP Overseas Portfolio - Initial Class	19,731	81,435

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	8,031	6,730
Franklin Mutual Shares VIP Fund - Class 2	21,224	39,753
Franklin Small Cap Value VIP Fund - Class 2	28,422	16,483
Franklin Small-Mid Cap Growth VIP Fund - Class 2	21,444	47,194
Franklin U.S. Government Securities VIP Fund - Class 2	25,585	51,458
Templeton Growth VIP Fund - Class 2	5,029	10,446

Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund – Standard II	32,507	35,106
LVIP American Century Inflation Protection Fund – Standard II	3,472	753
LVIP American Century Ultra Fund – Standard II	11,771	7,984
LVIP American Century Value Fund – Standard II	13,828	29,313
LVIP JPMorgan Mid Cap Value Fund - Standard	39,986	76,597
LVIP JPMorgan Small Cap Core Fund - Standard	18,905	13,118

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	$24,165	$48,819
T. Rowe Price Equity Income Portfolio	101,899	86,813
T. Rowe Price Mid-Cap Growth Portfolio	42,240	33,978
T. Rowe Price Moderate Allocation Portfolio	44,954	68,889

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	40,763	52,671

Product B:
Calvert Variable Trust, Inc.:
CVT S&P MidCap 400 Index Portfolio - Class F	$5,554	$20,619

Columbia Variable Products, Inc.:
Columbia VP Small Cap Value Fund - Class 2	5,883	11,565

Federated Hermes Insurance Series:
Federated Hermes Quality Bond Fund II - Primary Shares	4,991	22,145

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	14,355	24,826
Fidelity® VIP Growth Portfolio - Service Class 2	11,496	22,363
Fidelity® VIP High Income Portfolio - Service Class 2	2,674	11,082
Fidelity® VIP Mid Cap Portfolio - Service Class 2	4,785	9,454
Fidelity® VIP Real Estate Portfolio - Service Class 2	1,073	8,610

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	9,754	32,416
Franklin U.S. Government Securities VIP Fund - Class 2	4,409	22,030
Templeton Global Bond VIP Fund - Class 2	1,507	11,573

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	592	70

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	10,081	32,896

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2025 and 2024:

		Period Ended December 31,
		2025			2024
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)

Product A:
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	1	491	(490)	1	322	(321)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	224	1,412	(1,188)	1,242	1,489	(247)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	41	1,068	(1,027)	29	431	(402)
BNY Mellon VIF Small Cap Portfolio - Initial Shares	208	5,615	(5,407)	1,174	2,050	(876)

Calvert Variable Trust, Inc.:
CVT NASDAQ-100 Index Portfolio	52	70	(18)	-	379	(379)
CVT Russell 2000® Small Cap Index Portfolio	97	176	(79)	32	72	(40)
CVT S&P MidCap 400 Index Portfolio	6	15	(9)	15	580	(565)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	726	1,781	(1,055)	1,053	3,008	(1,955)
Federated Hermes Managed Volatility Fund II - Primary Shares	546	4,741	(4,195)	984	5,020	(4,036)
Federated Hermes Quality Bond Fund II - Primary Shares	1,643	9,404	(7,761)	3,781	15,807	(12,026)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	58	1,557	(1,499)	741	3,635	(2,894)
Fidelity® VIP Growth & Income Portfolio - Initial Class	30	409	(379)	1,363	439	924
Fidelity® VIP Growth Portfolio - Initial Class	44	546	(502)	22	4,144	(4,122)
Fidelity® VIP High Income Portfolio - Service Class 2	17	1,439	(1,422)	89	2,916	(2,827)
Fidelity® VIP Index 500 Portfolio - Initial Class	82	504	(422)	1,008	1,583	(575)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	59	609	(550)	96	1,750	(1,654)
Fidelity® VIP Overseas Portfolio - Initial Class	45	2,490	(2,445)	141	2,323	(2,182)

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	357	272	85	137	1,511	(1,374)
Franklin Mutual Shares VIP Fund - Class 2	4	1,203	(1,199)	17	1,294	(1,277)
Franklin Small Cap Value VIP Fund - Class 2	38	220	(182)	89	821	(732)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	92	974	(882)	86	2,898	(2,812)
Franklin U.S. Government Securities VIP Fund - Class 2	996	3,510	(2,514)	1,009	4,513	(3,504)
Templeton Growth VIP Fund - Class 2	-	402	(402)	-	1,444	(1,444)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

		Period Ended December 31,
		2025			2024
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)

Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund – Standard II	55	586	(531)	6	832	(826)
LVIP American Century Inflation Protection Fund – Standard II	-	10	(10)	-	11	(11)
LVIP American Century Ultra Fund – Standard II	2	83	(81)	1	743	(742)
LVIP American Century Value Fund – Standard II	4	949	(945)	4	989	(985)
LVIP JPMorgan Mid Cap Value Fund - Standard	38	1,100	(1,062)	42	1,393	(1,351)
LVIP JPMorgan Small Cap Core Fund - Standard	54	224	(170)	32	942	(910)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	-	524	(524)	1	796	(795)
T. Rowe Price Equity Income Portfolio	156	1,510	(1,354)	147	2,000	(1,853)
T. Rowe Price Mid-Cap Growth Portfolio	59	317	(258)	416	370	46
T. Rowe Price Moderate Allocation Portfolio	219	1,489	(1,270)	1,688	4,297	(2,609)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	265	2,164	(1,899)	216	5,546	(5,330)

Product B:
Calvert Variable Trust, Inc.:
CVT S&P MidCap 400 Index Portfolio - Class F	137	1,152	(1,015)	163	946	(783)

Columbia Variable Products, Inc.:
Columbia VP Small Cap Value Fund - Class 2	28	218	(190)	38	174	(136)

Federated Hermes Insurance Series:
Federated Hermes Quality Bond Fund II - Primary Shares	163	1,700	(1,537)	573	1,392	(819)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	48	449	(401)	65	457	(392)
Fidelity® VIP Growth Portfolio - Service Class 2	76	541	(465)	80	524	(444)
Fidelity® VIP High Income Portfolio - Service Class 2	42	716	(674)	164	580	(416)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	42	269	(227)	37	227	(190)
Fidelity® VIP Real Estate Portfolio - Service Class 2	30	360	(330)	103	362	(259)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

		Period Ended December 31,
		2025			2024
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	34	878	(844)	117	737	(620)
Franklin U.S. Government Securities VIP Fund - Class 2	197	1,892	(1,695)	679	1,540	(861)
Templeton Global Bond VIP Fund - Class 2	133	938	(805)	357	758	(401)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	-	1	(1)	1	1	-

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	143	1,437	(1,294)	198	1,151	(953)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2025, 2024, 2023, 2022 and 2021, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Product A:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares:
2025	115	$48.80	$5,632	0.08%	1.40%	14.07%
2024	605	42.78	25,866	0.39	1.40	22.83
2023	926	34.83	32,255	0.52	1.40	21.83
2022	938	28.59	26,810	0.34	1.40	(24.12)
2021	1,304	37.68	49,134	0.60	1.40	24.93
BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2025	12,429	52.47	652,143	0.37	1.40	8.57
2024	13,617	48.33	658,168	0.43	1.40	11.23
2023	13,864	43.45	602,410	0.70	1.40	19.30
2022	17,523	36.42	638,214	0.64	1.40	(19.19)
2021	23,763	45.07	1,071,040	0.44	1.40	25.37
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2025	4,723	67.05	316,715	0.45	1.40	15.21
2024	5,750	58.20	334,617	0.54	1.40	21.02
2023	6,152	48.09	295,839	0.60	1.40	24.94
2022	12,227	38.49	470,598	0.79	1.40	(16.00)
2021	13,070	45.82	598,782	0.47	1.40	23.90
BNY Mellon VIF Small Cap Portfolio - Initial Shares:
2025	13,610	36.02	490,203	0.78	1.40	9.45
2024	19,017	32.91	625,766	0.69	1.40	3.17
2023	19,893	31.90	634,544	0.32	1.40	7.77
2022	23,327	29.60	690,370	-	1.40	(17.75)
2021	24,796	35.99	892,443	0.11	1.40	14.87
CVT NASDAQ-100 Index Portfolio:
2025	2,027	127.68	258,810	0.28	1.40	18.74
2024	2,045	107.53	219,950	0.33	1.40	23.46
2023	2,424	87.10	211,098	0.31	1.40	52.27
2022	3,551	57.20	203,090	0.17	1.40	(33.57)
2021	5,539	86.10	476,918	0.28	1.40	25.11
CVT Russell 2000® Small Cap Index Portfolio:
2025	3,866	49.58	191,673	1.60	1.40	10.89
2024	3,945	44.71	176,378	1.26	1.40	9.69
2023	3,985	40.76	162,426	0.89	1.40	14.98
2022	3,852	35.45	136,536	0.82	1.40	(21.61)
2021	4,188	45.22	189,384	0.74	1.40	12.94

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

CVT S&P MidCap 400 Index Portfolio:
2025	1,142	$68.12	$77,815	1.11%	1.40%	5.65%
2024	1,151	64.48	74,207	1.19	1.40	11.94
2023	1,716	57.60	98,854	1.20	1.40	14.51
2022	1,930	50.30	97,066	0.94	1.40	(14.53)
2021	1,979	58.85	116,451	0.93	1.40	22.71
Federated Hermes Government Money Fund II - Service Shares:
2025	19,438	9.71	188,773	3.67	1.40	2.32
2024	20,493	9.49	194,546	4.58	1.40	3.15
2023	22,448	9.20	206,459	4.41	1.40	3.14
2022	27,379	8.92	244,282	1.10	1.40	(0.22)
2021	31,740	8.94	283,866	-	1.40	(1.43)
Federated Hermes Managed Volatility Fund II - Primary Shares:
2025	32,442	21.09	684,059	3.00	1.40	5.56
2024	36,637	19.98	731,830	2.29	1.40	13.98
2023	40,673	17.53	713,013	1.88	1.40	7.15
2022	44,290	16.36	724,359	1.86	1.40	(14.92)
2021	48,375	19.23	930,186	1.77	1.40	16.90
Federated Hermes Quality Bond Fund II - Primary Shares:
2025	66,897	12.43	831,259	3.43	1.40	5.61
2024	74,658	11.77	878,450	3.05	1.40	2.44
2023	86,684	11.49	995,655	2.62	1.40	4.74
2022	95,618	10.97	1,049,220	2.59	1.40	(10.52)
2021	103,169	12.26	1,265,268	2.38	1.40	(2.78)
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2025	18,963	98.35	1,865,133	0.14	1.40	19.79
2024	20,462	82.10	1,679,823	0.18	1.40	31.93
2023	23,356	62.23	1,453,353	0.45	1.40	31.62
2022	29,240	47.28	1,382,442	0.48	1.40	(27.33)
2021	33,257	65.06	2,163,655	0.06	1.40	26.09
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2025	3,935	62.11	244,382	1.54	1.40	19.83
2024	4,314	51.83	223,610	1.58	1.40	20.51
2023	3,390	43.01	145,794	0.89	1.40	17.10
2022	9,269	36.73	340,487	1.63	1.40	(6.28)
2021	10,862	39.19	425,641	2.42	1.40	24.22
Fidelity® VIP Growth Portfolio - Initial Class:
2025	5,584	85.50	477,493	0.29	1.40	13.31
2024	6,086	75.46	459,239	-	1.40	28.57
2023	10,208	58.69	599,085	0.13	1.40	34.36
2022	12,314	43.68	537,857	0.62	1.40	(25.50)
2021	12,630	58.63	740,457	-	1.40	21.54

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP High Income Portfolio - Service Class 2:
2025	9,904	$30.11	$298,200	6.47%	1.40%	8.78%
2024	11,326	27.68	313,459	5.73	1.40	7.12
2023	14,153	25.84	365,700	5.52	1.40	8.71
2022	15,524	23.77	368,966	4.71	1.40	(12.87)
2021	18,128	27.28	494,621	5.20	1.40	2.83
Fidelity® VIP Index 500 Portfolio - Initial Class:
2025	6,135	71.39	437,999	1.16	1.40	16.14
2024	6,557	61.47	403,031	1.22	1.40	23.16
2023	7,132	49.91	355,937	1.48	1.40	24.46
2022	7,424	40.10	297,678	1.32	1.40	(19.33)
2021	9,165	49.71	455,606	1.24	1.40	26.81
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2025	7,054	75.64	533,564	0.25	1.40	9.94
2024	7,604	68.80	523,153	0.31	1.40	15.55
2023	9,258	59.54	551,217	0.33	1.40	13.22
2022	12,859	52.59	676,203	0.26	1.40	(16.14)
2021	15,545	62.71	974,784	0.35	1.40	23.59
Fidelity® VIP Overseas Portfolio - Initial Class:
2025	5,313	32.27	171,446	1.42	1.40	18.73
2024	7,758	27.18	210,852	1.45	1.40	3.58
2023	9,940	26.24	260,789	1.03	1.40	18.84
2022	11,394	22.08	251,517	1.07	1.40	(25.51)
2021	12,224	29.64	362,342	0.53	1.40	18.04
Franklin Global Real Estate VIP Fund - Class 2:
2025	6,189	19.19	118,761	1.42	1.40	6.43
2024	6,104	18.03	110,037	1.90	1.40	(1.69)
2023	7,478	18.34	137,144	2.75	1.40	9.89
2022	7,377	16.69	123,120	2.35	1.40	(27.09)
2021	7,906	22.89	180,940	0.89	1.40	25.08
Franklin Mutual Shares VIP Fund - Class 2:
2025	5,358	32.58	174,556	1.94	1.40	9.96
2024	6,557	29.63	194,253	1.91	1.40	9.74
2023	7,834	27.00	211,509	1.88	1.40	11.89
2022	8,215	24.13	198,209	1.81	1.40	(8.70)
2021	10,867	26.43	287,202	2.67	1.40	17.52
Franklin Small Cap Value VIP Fund - Class 2:
2025	4,804	59.81	287,298	1.09	1.40	6.18
2024	4,986	56.33	280,874	0.91	1.40	10.15
2023	5,718	51.14	292,433	0.52	1.40	11.20
2022	6,350	45.99	292,045	0.99	1.40	(11.32)
2021	7,232	51.86	375,025	0.99	1.40	23.65

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2025	7,050	$43.69	$307,998	-%	1.40%	1.11%
2024	7,932	43.21	342,787	-	1.40	9.48
2023	10,744	39.47	424,055	-	1.40	24.98
2022	11,074	31.58	349,671	-	1.40	(34.60)
2021	11,269	48.29	544,141	-	1.40	8.49
Franklin U.S. Government Securities VIP Fund - Class 2:
2025	27,917	13.39	373,680	3.32	1.40	5.27
2024	30,431	12.72	387,124	3.07	1.40	(0.08)
2023	33,935	12.73	431,890	2.74	1.40	3.08
2022	36,519	12.35	451,124	2.41	1.40	(11.02)
2021	40,877	13.88	567,344	2.59	1.40	(3.21)
Templeton Growth VIP Fund - Class 2:
2025	2,446	26.98	65,987	0.83	1.40	22.08
2024	2,848	22.10	62,936	1.12	1.40	3.95
2023	4,292	21.26	91,233	3.19	1.40	19.37
2022	5,495	17.81	97,892	0.16	1.40	(12.74)
2021	6,095	20.41	124,402	1.10	1.40	3.45
LVIP American Century Capital Appreciation Fund – Standard II:
2025	3,290	55.60	182,942	-	1.40	5.24
2024	3,821	52.83	201,880	-	1.40	23.23
2023	4,647	42.87	199,223	-	1.40	19.02
2022	4,687	36.02	168,790	-	1.40	(29.09)
2021	4,720	50.80	239,762	-	1.40	9.62
LVIP American Century Inflation Protection Fund – Standard II:
2025	3,133	14.15	44,311	7.93	1.40	5.20
2024	3,143	13.45	42,288	3.96	1.40	0.37
2023	3,154	13.40	42,262	3.67	1.40	2.13
2022	2,961	13.12	38,843	5.19	1.40	(14.08)
2021	2,962	15.27	45,212	3.38	1.40	5.17
LVIP American Century Ultra Fund – Standard II:
2025	1,783	82.41	146,945	-	1.40	11.29
2024	1,864	74.05	138,047	-	1.40	26.99
2023	2,606	58.31	151,920	-	1.40	41.53
2022	4,644	41.20	191,304	-	1.40	(33.30)
2021	5,440	61.77	336,052	-	1.40	21.45
LVIP American Century Value Fund – Standard II:
2025	4,901	30.21	148,046	1.57	1.40	14.43
2024	5,846	26.40	154,349	2.86	1.40	7.93
2023	6,831	24.46	167,052	2.35	1.40	7.61
2022	8,141	22.73	185,032	2.05	1.40	(0.83)
2021	10,341	22.92	237,038	1.71	1.40	22.76

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

LVIP JPMorgan Mid Cap Value Fund - Standard:
2025	4,753	$66.28	$315,077	1.04%	1.40%	3.27%
2024	5,815	64.18	373,213	1.15	1.40	12.70
2023	7,166	56.95	408,144	3.18	1.40	9.37
2022	7,205	52.07	375,134	0.92	1.40	(9.41)
2021	9,287	57.48	533,878	0.89	1.40	28.10
LVIP JPMorgan Small Cap Core Fund - Standard:
2025	4,144	47.92	198,553	0.65	1.40	8.76
2024	4,314	44.06	190,079	0.72	1.40	10.15
2023	5,224	40.00	208,962	1.38	1.40	11.54
2022	5,697	35.86	204,320	0.44	1.40	(20.47)
2021	6,141	45.09	276,895	0.49	1.40	19.70
T. Rowe Price All-Cap Opportunities Portfolio:
2025	2,359	93.46	220,433	-	1.40	14.70
2024	2,883	81.48	234,872	0.06	1.40	23.42
2023	3,678	66.02	242,840	0.26	1.40	27.18
2022	3,719	51.91	193,044	-	1.40	(22.59)
2021	4,040	67.06	270,921	-	1.40	19.13
T. Rowe Price Equity Income Portfolio:
2025	15,985	53.63	857,224	1.64	1.40	12.79
2024	17,339	47.55	824,467	1.83	1.40	10.15
2023	19,192	43.17	828,516	2.08	1.40	8.03
2022	21,009	39.96	839,522	1.86	1.40	(4.68)
2021	22,572	41.92	946,166	1.57	1.40	23.84
T. Rowe Price Mid-Cap Growth Portfolio:
2025	2,970	98.09	291,302	-	1.40	2.11
2024	3,228	96.06	310,120	-	1.40	7.80
2023	3,182	89.11	283,572	-	1.40	18.31
2022	3,435	75.32	258,724	-	1.40	(23.65)
2021	4,485	98.65	442,501	-	1.40	13.26
T. Rowe Price Moderate Allocation Portfolio:
2025	12,778	44.04	562,728	2.25	1.40	12.92
2024	14,048	39.00	547,846	2.25	1.40	8.54
2023	16,657	35.93	598,571	2.26	1.40	13.74
2022	19,267	31.59	608,599	1.53	1.40	(19.43)
2021	22,470	39.21	881,048	0.98	1.40	8.55
T. Rowe Price International Stock Portfolio:
2025	15,118	23.25	351,428	1.83	1.40	16.78
2024	17,017	19.91	338,748	0.80	1.40	1.84
2023	22,347	19.55	436,911	0.95	1.40	14.66
2022	26,741	17.05	456,062	0.75	1.40	(16.99)
2021	27,633	20.54	567,617	0.57	1.40	(0.10)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Product B:
CVT S&P MidCap 400 Index Portfolio - Class F:
2025	2,380	$19.32	$45,963	0.96%	1.00%	5.86%
2024	3,395	18.25	61,941	1.23	1.00	12.17
2023	4,178	16.27	67,963	1.20	1.00	14.74
2022	4,842	14.18	68,639	0.90	1.00	(14.32)
2021	5,638	16.55	93,329	0.81	1.00	22.96
Columbia VP Small Cap Value Fund - Class 2:
2025	454	63.16	28,673	0.85	1.00	13.52
2024	644	55.64	35,855	0.56	1.00	7.60
2023	780	51.71	40,350	0.41	1.00	20.45
2022	902	42.93	38,708	0.47	1.00	(9.87)
2021	1,051	47.63	50,034	0.47	1.00	27.52
Federated Hermes Quality Bond Fund II - Primary Shares:
2025	5,442	13.16	71,594	3.88	1.00	6.04
2024	6,979	12.41	86,608	2.87	1.00	2.82
2023	7,798	12.07	94,083	2.75	1.00	5.14
2022	8,749	11.48	100,446	2.89	1.00	(10.17)
2021	10,941	12.78	139,840	2.18	1.00	(2.37)
Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2025	1,171	63.35	74,164	-	1.00	20.00
2024	1,572	52.79	82,973	0.03	1.00	32.11
2023	1,964	39.96	78,472	0.25	1.00	31.79
2022	2,440	30.32	73,963	0.25	1.00	(27.20)
2021	2,938	41.65	122,374	0.03	1.00	26.25
Fidelity® VIP Growth Portfolio - Service Class 2:
2025	1,459	46.23	67,467	0.05	1.00	13.48
2024	1,924	40.74	78,368	-	1.00	28.80
2023	2,368	31.63	74,925	-	1.00	34.54
2022	2,918	23.51	68,614	0.37	1.00	(25.39)
2021	3,332	31.51	105,010	-	1.00	21.71
Fidelity® VIP High Income Portfolio - Service Class 2:
2025	1,940	16.26	31,551	6.08	1.00	9.20
2024	2,614	14.89	38,920	6.43	1.00	7.59
2023	3,030	13.84	41,945	5.57	1.00	9.15
2022	3,452	12.68	43,786	4.77	1.00	(12.55)
2021	4,245	14.50	61,576	5.42	1.00	3.20
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2025	712	39.17	27,889	0.23	1.00	10.40
2024	939	35.48	33,325	0.35	1.00	15.99
2023	1,129	30.59	34,528	0.38	1.00	13.68
2022	1,280	26.91	34,446	0.25	1.00	(15.80)
2021	1,699	31.96	54,308	0.35	1.00	24.07

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP Real Estate Portfolio - Service Class 2:
2025	771	$24.14	$18,614	1.65%	1.00%	1.86%
2024	1,101	23.70	26,084	3.96	1.00	5.19
2023	1,360	22.53	30,643	2.35	1.00	9.80
2022	1,375	20.52	28,209	1.05	1.00	(28.40)
2021	1,826	28.66	52,343	0.95	1.00	37.26
Franklin Mutual Shares VIP Fund - Class 2:
2025	1,875	39.62	74,285	1.77	1.00	10.39
2024	2,719	35.89	97,572	2.03	1.00	10.16
2023	3,339	32.58	108,769	1.84	1.00	12.34
2022	3,870	29.00	112,206	1.75	1.00	(8.34)
2021	4,865	31.64	153,897	2.87	1.00	18.02
Franklin U.S. Government Securities VIP Fund - Class 2:
2025	5,827	11.80	68,762	2.97	1.00	5.64
2024	7,522	11.17	84,029	3.09	1.00	0.36
2023	8,383	11.13	93,320	2.63	1.00	3.44
2022	9,261	10.76	99,670	2.23	1.00	(10.63)
2021	11,590	12.04	139,599	2.63	1.00	(2.82)
Templeton Global Bond VIP Fund - Class 2:
2025	1,890	12.74	24,085	-	1.00	14.57
2024	2,695	11.12	29,971	-	1.00	(12.23)
2023	3,096	12.67	39,234	-	1.00	1.85
2022	3,498	12.44	43,517	-	1.00	(5.90)
2021	4,341	13.22	57,391	-	1.00	(5.91)
T. Rowe Price Equity Income Portfolio:
2025	142	37.73	5,364	1.66	1.00	13.20
2024	143	33.33	4,757	1.84	1.00	10.62
2023	143	30.13	4,318	2.11	1.00	8.46
2022	138	27.78	3,842	1.74	1.00	(4.31)
2021	345	29.03	10,025	1.57	1.00	24.33
T. Rowe Price International Stock Portfolio:
2025	2,972	23.82	70,811	1.69	1.00	17.22
2024	4,266	20.32	86,697	0.96	1.00	2.21
2023	5,219	19.88	103,751	0.94	1.00	15.11
2022	6,438	17.27	111,197	0.77	1.00	(16.65)
2021	6,757	20.72	140,030	0.59	1.00	0.29

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

(A)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(B)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(C)	These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(D)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7. Segment Reporting

Each subaccount, as detailed in Note 1, represents a single operating segment. The Chief Operating Officer of the Company acts as the Chief Operating Decision Maker (CODM) and monitors the operating results of each subaccount. The change in net assets resulting from operations, which is used by the CODM to assess the subaccount’s performance, is consistent with that presented within the subaccount’s financial statements. Subaccount assets are reflected on the accompanying Statement of Assets and Liabilities and significant segment expenses are listed on the accompanying Statement of Operations.